FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,474	—	1,474
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,498	¥—	¥48,436

Liabilities:
Derivatives instruments:	—		—
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,666	—	3,666
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,665	¥—	¥6,665

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	¥—	¥—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	¥—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,227	—	2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	¥—	¥9,583	¥—	¥9,583

	Thousands of Dollars
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$435,781	$—	$—	$435,781
Foreign equity securities	74,634	—	—	74,634
Foreign corporate bonds	21,695	—	—	21,695
Derivative instruments:
Interest rate swap agreements	—	549	—	549
Foreign currency contracts	—	5,707	—	5,707
Foreign currency options	—	439	—	439

Total assets	$532,110	$6,695	$—	$538,805

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	27,158	—	27,158
Foreign currency contracts	—	76,829	—	76,829
Foreign currency options	—	12,878	—	12,878

Total liabilities	$—	$116,865	$—	$116,865